Bancroft Fund Ltd.

Schedule of Investments — July 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 77.8%
	Aerospace — 1.3%
$ 1,500,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$2,448,240

	Airlines — 0.5%
840,000	Southwest Airlines Co.,
	1.250%, 05/01/25	977,889

	Business Services — 5.7%
1,265,000	2U Inc.,
	2.250%, 05/01/25(a)	2,283,947
2,000,000	Perficient Inc.,
	2.375%, 09/15/23	2,474,536
850,000	RingCentral Inc.,
	Zero Coupon, 03/15/23	3,021,470
1,500,000	Square Inc.,
	0.500%, 05/15/23	2,680,061

		10,460,014

	Communications Equipment — 2.4%
2,835,000	InterDigital Inc.,
	2.000%, 06/01/24	2,930,560
1,250,000	Lumentum Holdings Inc., Ser. QIB,
	0.500%, 12/15/26(a)	1,463,014

		4,393,574

	Computer Software and Services — 24.5%
1,500,000	Bandwidth Inc.,
	0.250%, 03/01/26(a)	2,534,761
1,000,000	Blackline Inc.,
	0.125%, 08/01/24(a)	1,359,585
635,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	850,503
	Coupa Software Inc.,
835,000	0.125%, 06/15/25	1,664,264
1,260,000	0.375%, 06/15/26(a)	1,579,822
2,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,624,829
940,000	Datadog Inc.,
	0.125%, 06/15/25(a)	1,191,371
1,985,000	Everbridge Inc.,
	0.125%, 12/15/24(a)	2,814,045
470,000	HubSpot Inc.,
	0.375%, 06/01/25(a)	527,927
2,015,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	1,722,034
535,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	572,229
1,690,000	LivePerson Inc.,
	0.750%, 03/01/24	2,154,220
2,000,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,920,612

Principal Amount		Market Value
$ 1,250,000	MercadoLibre Inc.,
	2.000%, 08/15/28	$3,244,693
1,048,000	Nice Systems Inc.,
	1.250%, 01/15/24	2,605,590
2,500,000	PAR Technology Corp.,
	2.875%, 04/15/26(a)	2,436,572
2,300,000	Pluralsight Inc.,
	0.375%, 03/01/24	2,145,167
2,0~~0~~0,000	PROS Holdings Inc.,
	1.000%, 05/15/24(a)	1,710,992
1,500,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	1,868,909
1,000,000	RealPage Inc.,
	1.500%, 05/15/25	1,080,602
	Splunk Inc.,
1,500,000	1.125%, 09/15/25	2,327,797
630,000	1.125%, 06/15/27(a)	716,180
950,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	1,294,743
1,500,000	Vocera Communications Inc.,
	1.500%, 05/15/23	1,745,625
1,500,000	Workiva Inc.,
	1.125%, 08/15/26(a)	1,478,713

		45,171,785

	Consumer Products — 0.9%
945,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	1,719,475

	Consumer Services — 2.9%
475,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	634,169
2,000,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	2,261,250
950,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	1,191,991
395,000	Royal Caribbean Cruises Ltd.,
	4.250%, 06/15/23(a)	376,575
635,000	Under Armour Inc.,
	1.500%, 06/01/24(a)	760,805

		5,224,790

	Diversified Industrial — 1.6%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	998,149
1,749,000	Kaman Corp.,
	3.250%, 05/01/24	1,696,197
160,000	Sea Ltd.,
	2.375%, 12/01/25(a)	247,955

		2,942,301

	Energy and Utilities — 2.2%
2,200,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,440,574

1

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$ 3,000,000	SunPower Corp.,
	4.000%, 01/15/23	$2,646,448

		4,087,022

	Entertainment — 1.8%
2,000,000	DISH Network Corp.,
	3.375%, 08/15/26	1,846,260
1,625,000	Global Eagle Entertainment Inc.,
	2.750%, 02/15/35	136,790
	NCL Corp. Ltd.,
630,000	6.000%, 05/15/24(a)	742,946
660,000	5.375%, 08/01/25(a)	617,092

		3,343,088

	Financial Services — 5.6%
790,000	Chimera Investment Corp.,
	7.000%, 04/01/23	1,077,177
710,000	Colony Capital Operating Co. LLC,
	5.750%, 07/15/25(a)	824,324
1,250,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	1,289,844
1,000,000	Heritage Insurance Holdings Inc.,
	5.875%, 08/01/37	1,017,607
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	1,666,251
	LendingTree Inc.,
1,116,000	0.625%, 06/01/22	1,948,842
1,095,000	0.500%, 07/15/25(a)	1,142,184
1,000,000	SuRo Capital Corp.,
	4.750%, 03/28/23	1,290,000

		10,256,229

	Food and Beverage — 0.5%
1,470,000	The Chefs’ Warehouse Inc.,
	1.875%, 12/01/24(a)	958,144

	Health Care — 14.3%
950,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	950,485
665,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	741,891
1,000,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	871,689
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,140,462
	DexCom Inc.,
535,000	0.750%, 12/01/23	1,431,459
475,000	0.250%, 11/15/25(a)	514,484
1,000,000	Evolent Health Inc.,
	1.500%, 10/15/25	744,960
1,830,000	Exact Sciences Corp.,
	0.375%, 03/15/27	2,020,359

Principal Amount		Market Value
$250,000	Inovio Pharmaceuticals Inc.,
	6.500%, 03/01/24	$896,094
1,500,000	Insulet Corp.,
	0.375%, 09/01/26(a)	1,732,065
1,250,000	Intercept Pharmaceuticals Inc.,
	2.000%, 05/15/26	928,660
950,000	Livongo Health Inc.,
	0.875%, 06/01/25(a)	1,758,094
1,384,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	2,295,118
1,500,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	1,642,613
1,270,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	1,796,479
700,000	Retrophin Inc.,
	2.500%, 09/15/25	599,193
1,288,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,168,343
1,370,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26(a)	1,435,004
1,795,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	2,312,174
1,500,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	1,426,875

		26,406,501

	Security Software — 4.0%
1,500,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24(a)	1,550,250
1,500,000	Okta Inc.,
	0.125%, 09/01/25(a)	2,031,570
2,045,000	Proofpoint Inc.,
	0.250%, 08/15/24(a)	2,105,175
1,475,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	1,680,939

		7,367,934

	Semiconductors — 2.5%
1,500,000	Impinj Inc.,
	2.000%, 12/15/26(a)	1,391,479
160,000	Inphi Corp.,
	0.750%, 04/15/25(a)	209,078
1,500,000	Knowles Corp.,
	3.250%, 11/01/21	1,606,979
500,000	Teradyne Inc.,
	1.250%, 12/15/23	1,417,374

		4,624,910

	Telecommunications — 6.1%
1,520,000	8x8 Inc.,
	0.500%, 02/01/24	1,377,611
2,000,000	Harmonic Inc.,
	2.000%, 09/01/24(a)	1,921,250

2

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Telecommunications (Continued)
$ 1,500,000	Infinera Corp.,
	2.500%, 03/01/27(a)	$1,813,252
1,000,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24	858,772
1,315,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,374,965
1,000,000	Twilio Inc.,
	0.250%, 06/01/23	3,910,988

		11,256,838

	Transportation — 1.0%
1,000,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	1,090,000
1,190,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	655,244

		1,745,244

	TOTAL CONVERTIBLE CORPORATE BONDS	143,383,978

Shares
	CONVERTIBLE PREFERRED STOCKS — 4.8%
	Business Services — 0.2%
809,253	Amerivon Holdings LLC, 4.000%(b)	436,035
272,728	Amerivon Holdings LLC,
	common equity units(b)	16,364

		452,399

	Financial Services — 4.6%
2,000	Bank of America Corp., 7.250%, Ser. L	2,998,020
40,000	Landmark Infrastructure Partners LP, 5.090%, Ser. C	986,000
15,000	QTS Realty Trust Inc., 6.500%, Ser. B	2,410,650
1,500	Wells Fargo & Co., 7.500%, Ser. L	2,027,250

		8,421,920

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,874,319

	MANDATORY CONVERTIBLE SECURITIES (c) — 16.7%
	Automotive: Parts and Accessories — 1.0%
18,300	Aptiv plc, Ser. A
	5.500%, 06/15/23	1,870,443

	Diversified Industrial — 2.1%
15,000	Colfax Corp.,
	5.750%, 01/15/22	1,887,000
4,825	II-VI Inc., Ser. A
	6.000%, 07/01/23	1,090,589

Shares		Market Value
9,675	Stanley Black & Decker Inc.,
	5.250%, 11/15/22	$923,576

		3,901,165

	Energy and Utilities — 6.5%
37,150	American Electric Power Co. Inc.,
	6.125%, 03/15/22	1,916,940
37,200	CenterPoint Energy Inc., Ser. B
	7.000%, 09/01/21	1,344,780
14,800	Dominion Energy Inc., Ser. A
	7.250%, 06/01/22	1,539,052
45,700	DTE Energy Co.,
	6.250%, 11/01/22	2,060,613
3,325	Essential Utilities Inc.,
	6.000%, 04/30/22	195,776
	NextEra Energy Inc.,
25,500	5.279%, 03/01/23	1,235,220
46,675	4.872%, 09/01/22	2,576,927
	Sempra Energy,
5,369	Ser. A, 6.000%, 01/15/21	548,390
5,000	Ser. B, 6.750%, 07/15/21	517,700

		11,935,398

	Equipment and Supplies — 0.8%
1,000	Danaher Corp., Ser. A
	4.750%, 04/15/22	1,419,120

	Financial Services — 1.9%
1,575	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23	1,641,134
630	2020 Mandatory Exchangeable Trust,
	6.500%, 05/16/23	797,454
24,000	New York Community Capital Trust V,
	6.000%, 11/01/51	1,044,000

		3,482,588

	Health Care — 1.6%
24,965	Avantor Inc., Ser. A
	6.250%, 05/15/22	1,800,725
29,115	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,150,334

		2,951,059

	Real Estate Investment Trusts — 1.6%
2,060	Crown Castle International Corp., Ser. A
	6.875%, 08/01/20	2,976,700

3

Bancroft Fund Ltd.

Schedule of Investments (Continued) — July 31, 2020 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) (Continued)
	Semiconductors — 1.2%
2,015	Broadcom Inc., Ser. A
	8.000%, 09/30/22	$2,298,934

	TOTAL MANDATORY CONVERTIBLE SECURITIES	30,835,407

	COMMON STOCKS — 0.0%
	Energy and Utilities — 0.0%
133	Goodrich Petroleum Corp.†	991

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,135	Goodrich Petroleum Corp., expire 10/12/26†(b)	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$ 1,235,000	U.S. Treasury Bills,
	0.091% to 0.164%††,
	09/03/20 to 10/29/20	1,234,825

Market Value
TOTAL INVESTMENTS — 100.0%
(Cost $154,272,690)	$184,329,520

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

4